Lease liabilities (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Lease liabilities
Summary of lease liabilities

	$	$
Opening balance as at August 31, 2022 and 2021	2,415,549	2,966,816
Additions	1,023,090	234,608
Repayment	(533,270)	(695,749)
Interest on lease liability	101,052	141,994
Lease termination	(131,247)	(273,652)
Currency translation	(50,222)	41,532
Closing balance as at May 31, 2023 and August 31, 2022	2,824,952	2,415,549

Current	673,267	561,168
Non-current	2,151,685	1,854,381
	2,824,952	2,415,549

	2022	2021
	$	$
Opening balance	2,966,816	672,988
Business acquisition [note 5]	—	1,651,746
Additions	234,608	852,467
Repayment	(695,749)	(295,316)
Interest on lease liability	141,994	65,115
Lease termination	(273,652)	(37,033)
Currency translation	41,532	56,849
Closing balance	2,415,549	2,966,816

Current	561,168	562,136
Non-current	1,854,381	2,404,680
	2,415,549	2,966,816

Future undiscounted lease payments	Future undiscounted lease payments as at May 31, 2023 are as follows:

$
Less than one year	742,792
One to five years	2,356,711
3,099,503
Future undiscounted lease payments as at August 31, 2022 are as follows:

$
Less than one year	670,125
One to five years	2,006,295
2,676,420